MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS August 31, 1999

Two World Trade Center, New York, New York 10048


DEAR SHAREHOLDER:

During the twelve-month period ended August 31, 1999, the U.S. equity market, led primarily by the largest market capitalization stocks and a resurgent technology sector, rebounded sharply from its late-summer 1998 correction. After a peak in the domestic markets in mid-July 1999, stock prices pulled back toward the end of the period amid concerns that the domestic economy might be growing too fast. This concern was manifested in the Federal Reserve Board's two moves in June and August that raised interest rates a total of 50 basis points while inflation remained low and the economy continued to grow.


PERFORMANCE

For the twelve-month period ended August 31, 1999, Morgan Stanley Dean Witter Market Leader Trust's Class B shares posted a total return of 55.89 percent, compared to 39.81 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 41.28 percent for the Lipper Growth Funds Index. For the same period, the Fund's Class A, C and D shares posted returns of 57.14 percent, 56.36 percent and 57.80 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses. The accompanying chart compares the Fund's performance with that of the S&P 500 and Lipper indexes. (Total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

The Fund's strong performance relative to its benchmarks was due primarily to its focus on large-capitalization, industry-leading companies and its overweighting in the technology sector. During this period many of the Fund's largest holdings were among the market's best performers, including Qualcomm, EMC Corporation, Nokia and Cisco. In September and early October of last year the Fund took advantage of market weakness to add to positions in some market-leading companies like America Online.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS August 31, 1999, continued


PORTFOLIO STRATEGY

The Fund continues to focus on fast-growing companies regarded as leaders in their respective industries that have the ability to expand their businesses both domestically and abroad during different types of economic environments.

In February the Fund began to shift some of its assets from technology and communications into more economically sensitive industries such as basic materials and energy. As global GDP growth rates started to rebound in early 1999, these companies had a much better operating environment. Many cyclical companies had very depressed share prices and appeared to be extremely undervalued. As a result, we overweighted the basic materials and energy sectors.

The financial-services sector bottomed in early October 1998, driven by fears of a global recession and a subsequent liquidity crisis. When many financial services companies rebounded strongly from their October lows, the Fund benefited from holding high-quality names such as American International Group, Chase Manhattan, Merrill Lynch, and Citigroup. However, in early April as the outlook for economic growth improved, some of these gains in the financial-services sector were eroded by fears of rising interest rates.


LOOKING FORWARD

We believe that the companies held by the Fund will continue to increase revenues, earnings and market share, whether under favorable or difficult conditions. We also believe that the anticipated continued strength in global GDP growth will provide a positive operating environment for cyclical industries, which should lead them to outperform the market. Going forward, the Fund's investment strategy is to continue to purchase, at the best possible price, stocks of leading, fast-growing U.S. and global companies.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS August 31, 1999, continued


We appreciate your ongoing support of Morgan Stanley Dean Witter Market Leader Trust and look forward to continuing to serve your investment objectives.


Very truly yours,

/s/ Charles A. Fiumefreddo                          /s/ Mitchell M. Merin
    ----------------------                              -----------------
    CHARLES A. FIUMEFREDDO                              MITCHELL M. MERIN
    Chairman of the Board                               President

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FUND PERFORMANCE August 31, 1999

                            GROWTH OF $10,000 CLASS B

                DATE           TOTAL         S&P 500        LIPPER
          ----------------  ------------  --------------  -----------
          April 28, 1997      10,000          10,000        10,000
          ----------------  ------------  --------------  -----------
          August 31, 1997     10,810          11,723        11,567
          ----------------  ------------  --------------  -----------
          August 31, 998       9,767          12,673        11,816
          ----------------  ------------  --------------  -----------
          August 31, 1999     14,926(3)       17,718        16,694
          ----------------  ------------  --------------  -----------

          -----------------------------------------------------------
            ---- Fund          ---- S&P 500 (4)     ---- Lipper (5)
          -----------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                       CLASS B SHARES*
-------------------------------------------------------------
PERIOD ENDED 8/31/99
---------------------------
1 Year                            55.89%(1)        50.89%(2)
Since Inception (4/28/97)         19.67%(1)        18.66%(2)

                      CLASS C SHARES++
-------------------------------------------------------------
PERIOD ENDED 8/31/99
---------------------------
1 Year                            56.36%(1)        55.36%(2)
Since Inception (7/28/97)         17.51%(1)        17.51%(2)

                      CLASS A SHARES+
-------------------------------------------------------------
PERIOD ENDED 8/31/99
---------------------------
1 Year                            57.14%(1)        48.89%(2)
Since Inception (7/28/97)         18.24%(1)        15.23%(2)

              CLASS D SHARES++
---------------------------------------------
PERIOD ENDED 8/31/99
---------------------------
1 Year                            57.80%(1)
Since Inception (7/28/97)         18.58%(1)

---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value after the deduction of a 3% contingent deferred sales charge
     (CDSC), assuming a complete redemption on August 31, 1999.

(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Growth Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

* The maximum CDSC for Class B shares is 5.0%. The CDSC declines to 0% after six years.

+    The maximum front-end sales charge for Class A shares is 5.25%.

++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS August 31, 1999


  NUMBER OF
    SHARES                                                           VALUE
------------------------------------------------------------------------------
                     COMMON STOCKS (93.7%)
                     BASIC MATERIALS (3.2%)
                     Forest Products (1.7%)
      49,000         Georgia-Pacific Corp. ....................   $  2,027,375
      20,000         Weyerhaeuser Co. .........................      1,125,000
                                                                  ------------
                                                                     3,152,375
                                                                  ------------
                     Steel/Iron Ore (1.5%)
    110,000          USX-U.S. Steel Group .....................      2,970,000
                                                                  ------------
                     TOTAL BASIC MATERIALS ....................      6,122,375
                                                                  ------------
                     CAPITAL GOODS (6.1%)
                     Aerospace (1.8%)
     54,000          United Technologies Corp. ................      3,570,750
                                                                  ------------
                     Building Products (1.0%)
     65,000          Masco Corp. ..............................      1,840,312
                                                                  ------------
                     Construction/Agricultural
                     Equipment/Trucks (1.2%)
    130,000          JLG Industries, Inc. .....................      2,307,500
                                                                  ------------
                     Fluid Controls (1.3%)
     70,000          Roper Industries, Inc. ...................      2,506,875
                                                                  ------------
                     Metals Fabrications (0.8%)
    180,000          Atchison Casting Corp.* ..................      1,597,500
                                                                  ------------
                     TOTAL CAPITAL GOODS ......................     11,822,937
                                                                  ------------
                     CONSUMER/COMMERCIAL SERVICES (1.8%)
                     Paper
     40,000          Bowater, Inc. ............................      2,145,000
     37,000          Mead Corp. ...............................      1,380,563
                                                                  ------------
                                                                     3,525,563
                                                                  ------------
                     CONSUMER NON-DURABLES (0.5%)
                     Tobacco
     25,000          Philip Morris Companies, Inc. ............        935,938
                                                                  ------------
                     ENERGY (8.9%)
                     Contract Drilling (1.6%)
    125,000          Noble Drilling Corp.* ....................      3,078,125
                                                                  ------------
                     Integrated Oil Companies (2.1%)
     25,000          Chevron Corp. ............................      2,306,250
     40,000          Unocal Corp. .............................      1,675,000
                                                                  ------------
                                                                     3,981,250
                                                                  ------------
                     Oil & Gas Production (2.5%)
     30,000          Apache Corp. .............................      1,365,000
     50,000          Burlington Resources, Inc. ...............      2,090,625
     35,800          Devon Energy Corp.* ......................      1,382,775
                                                                  ------------
                                                                     4,838,400
                                                                  ------------
                     Oilfield Services/Equipment (2.7%)
     66,000          Halliburton Co. ..........................      3,060,750
     35,000          Schlumberger, Ltd. .......................      2,336,250
                                                                  ------------
                                                                     5,397,000
                                                                  ------------
                     TOTAL ENERGY .............................     17,294,775
                                                                  ------------
                     ENTERTAINMENT & LEISURE (3.5%)
                     Broadcasting (1.6%)
     15,000          AMFM, Inc.* ..............................   $    738,750
     34,719          Clear Channel Communications, Inc.* ......      2,432,500
                                                                  ------------
                                                                     3,171,250
                                                                  ------------
                     Restaurants (1.9%)
     90,000          McDonald's Corp. .........................      3,723,750
                                                                  ------------
                     TOTAL ENTERTAINMENT & LEISURE                   6,895,000
                                                                  ------------
                     FINANCIAL SERVICES (18.6%)
                     Diversified Financial Services (4.8%)
     93,750          Citigroup, Inc. ..........................      4,166,016
     25,000          Equitable Companies, Inc. ................      1,543,750
     45,000          Providian Financial Corp.* ...............      3,493,125
                                                                  ------------
                                                                     9,202,891
                                                                  ------------
                     Finance Companies (2.3%)
     72,000          Fannie Mae ...............................      4,473,000
                                                                  ------------
                     Investment Bankers/Brokers/
                     Services (1.7%)
     45,000          Merrill Lynch & Co., Inc. ................      3,358,125
                                                                  ------------
                     Major Banks (3.7%)
     50,000          Bank of America Corp. ....................      3,025,000
     50,000          Chase Manhattan Corp. ....................      4,184,375
                                                                  ------------
                                                                     7,209,375
                                                                  ------------
                     Multi-Line Insurance (2.7%)
     55,625          American International Group, Inc.........      5,155,742
                                                                  ------------
                     Real Estate Investment Trusts (3.4%)
     65,000          Boston Properties, Inc. ..................      2,165,313
     80,000          Equity Office Properties Trust ...........      2,045,000
     55,000          Equity Residential Properties Trust.......      2,420,000
                                                                  ------------
                                                                     6,630,313
                                                                  ------------
                     TOTAL FINANCIAL SERVICES .................     36,029,446
                                                                  ------------
                     HEALTHCARE (11.5%)
                     Generic Drugs (1.0%) .....................
     55,000          Watson Pharmaceuticals, Inc.* ............      1,973,125
                                                                  ------------
                     Major Pharmaceuticals (8.4%)
     93,000          American Home Products Corp. .............      3,859,500
     30,000          Johnson & Johnson ........................      3,067,500
     81,000          Merck & Co., Inc. ........................      5,442,187
     60,000          Pfizer, Inc. .............................      2,265,000
     32,000          Schering-Plough Corp. ....................      1,682,000
                                                                  ------------
                                                                    16,316,187
                                                                  ------------
                     Medical Equipment & Supplies (1.4%)
     35,000          Medtronic, Inc. ..........................      2,738,750
                                                                  ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS August 31, 1999, continued


  NUMBER OF
    SHARES                                                           VALUE
-----------------------------------------------------------------------------
                     Medical/Dental Distributors (0.7%)
      20,000         Cardinal Health, Inc. ...................   $  1,275,000
                                                                 ------------
                     TOTAL HEALTHCARE ........................     22,303,062
                                                                 ------------
                     MULTI-SECTOR COMPANIES (0.9%)
                     Conglomerates
      15,000         General Electric Co. ....................      1,684,687
                                                                 ------------
                     RETAIL (3.7%)
                     Clothing/Shoe/Accessory Stores (2.2%)
    150,000          TJX Companies, Inc. .....................      4,331,250
                                                                 ------------
                     Discount Chains (1.1%)
     10,000          Costco Companies Inc.* ..................        746,875
     30,000          Wal-Mart Stores, Inc. ...................      1,329,375
                                                                 ------------
                                                                    2,076,250
                                                                 ------------
                     Food Chains (0.4%)
     35,000          Kroger Co.* .............................        809,375
                                                                 ------------
                     TOTAL RETAIL ............................      7,216,875
                                                                 ------------
                     TECHNOLOGY (27.6%)
                     Computer Communications (3.1%)
     87,000          Cisco Systems, Inc.* ....................      5,894,250
                                                                 ------------
                     Computer Software (4.4%)
     30,000          BMC Software, Inc.* .....................      1,612,500
     75,000          Microsoft Corp.* ........................      6,937,500
                                                                 ------------
                                                                    8,550,000
                                                                 ------------
                     E.D.P. Peripherals (2.1%)
     69,000          EMC Corp.* ..............................      4,140,000
                                                                 ------------
                     Internet Services (2.5%)
     53,000          America Online, Inc.* ...................      4,839,562
                                                                 ------------
                     Semiconductors (3.7%)
     38,000          Intel Corp. .............................      3,123,125
     60,000          Vitesse Semiconductor Corp.* ............      4,068,750
                                                                 ------------
                                                                    7,191,875
                                                                 ------------
                     Telecommunications Equipment (11.8%)
     30,000          Comverse Technology, Inc.* ..............      2,338,125
     55,000          Corning Inc. ............................      3,657,500
     25,000          Motorola, Inc. ..........................      2,306,250
     74,000          Nokia Corp. (ADR) (Finland) .............      6,169,750
     60,000          Nortel Networks Corp. (Canada) ..........      2,463,750
     30,000          QUALCOMM Inc.* ..........................      5,763,750
                                                                 ------------
                                                                   22,699,125
                                                                 ------------
                     TOTAL TECHNOLOGY ........................     53,314,812
                                                                 ------------
                     TELECOMMUNICATIONS (6.1%)
                     Cellular Telephone (3.1%)
     60,000          Nextel Communications, Inc.
                     (Class A)* ..............................   $  3,465,000
     60,000          VoiceStream Wireless Corp.* .............      2,460,000
                                                                 ------------
                                                                    5,925,000
                                                                 ------------
                     Major U.S. Telecommunications (3.0%)
     64,500          AT&T Corp. ..............................      2,902,500
     40,000          MCI WorldCom, Inc.* .....................      3,027,500
                                                                 ------------
                                                                    5,930,000
                                                                 ------------
                     TOTAL TELECOMMUNICATIONS ................     11,855,000
                                                                 ------------
                     TRANSPORTATION (1.3%)
                     Railroads
     40,000          Canadian National Railway Co. ...........      2,542,500
                                                                 ------------
                     TOTAL COMMON STOCKS
                     (Identified Cost $133,018,043) ..........    181,542,970
                                                                 ------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
                     SHORT-TERM INVESTMENT (4.3%)
                     REPURCHASE AGREEMENT
    $ 8,429          The Bank of New York 5.50%
                     due 09/01/99 (dated 08/31/99;
                     proceeds $8,430,185) (a)
                     (Identified Cost $8,428,897) ............      8,428,897
                                                                 ------------


TOTAL INVESTMENTS
(Identified Cost $141,446,940) (b).........       98.0%        189,971,867
CASH AND OTHER ASSETS IN EXCESS
OF LIABILITIES ............................        2.0           3,810,622
                                                 -----        ------------
NET ASSETS ................................      100.0%       $193,782,489
                                                 =====        ============

-----------------
ADR      American Depository Receipt.
*        Non-income producing security.
(a) Collateralized by $648,011 U.S. Treasury Note 0.00% due 02/15/06 valued at $434,473 and $15,121,152 U.S. Treasury Note 0.00% due 05/15/09
         valued at $8,163,003.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $50,265,366 and the aggregate gross unrealized depreciation is $1,740,439, resulting in net unrealized appreciation of $48,524,927.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999


ASSETS :
Investments in securities, at value
  (identified cost $141,446,940) ..................................   $ 189,971,867
Cash ..............................................................           1,658
Receivable for:
   Investments sold ...............................................       7,806,389
   Shares of beneficial interest sold .............................         556,106
   Dividends ......................................................         131,923
Deferred organizational expenses ..................................          35,315
Prepaid expenses and other assets .................................         108,940
                                                                      -------------
   TOTAL ASSETS ...................................................     198,612,198
                                                                      -------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................       4,414,450
   Plan of distribution fee .......................................         168,124
   Investment management fee ......................................         126,991
   Shares of beneficial interest repurchased ......................          71,733
Accrued expenses ..................................................          48,411
                                                                      -------------
   TOTAL LIABILITIES ..............................................       4,829,709
                                                                      -------------
   NET ASSETS .....................................................   $ 193,782,489
                                                                      =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................   $ 137,091,296
Net unrealized appreciation .......................................      48,524,927
Accumulated undistributed net realized gain .......................       8,166,266
                                                                      -------------
   NET ASSETS .....................................................   $ 193,782,489
                                                                      =============
CLASS A SHARES:
Net Assets ........................................................        $971,460
Shares Outstanding (unlimited authorized, $.01 par value) .........          63,532
   NET ASSET VALUE PER SHARE ......................................          $15.29
                                                                             ======
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ..............          $16.14
                                                                             ======
CLASS B SHARES:
Net Assets ........................................................    $189,533,622
Shares Outstanding (unlimited authorized, $.01 par value) .........      12,557,750
   NET ASSET VALUE PER SHARE ......................................          $15.09
                                                                             ======
CLASS C SHARES:
Net Assets ........................................................      $2,723,327
Shares Outstanding (unlimited authorized, $.01 par value) .........         180,108
   NET ASSET VALUE PER SHARE ......................................          $15.12
                                                                             ======
CLASS D SHARES:
Net Assets ........................................................        $554,080
Shares Outstanding (unlimited authorized, $.01 par value) .........          36,055
   NET ASSET VALUE PER SHARE ......................................          $15.37
                                                                             ======


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the year ended August 31, 1999


NET INVESTMENT LOSS:
INCOME
Dividends (net of $10,762 foreign withholding tax) .........  $ 1,361,669
Interest ...................................................      412,181
                                                              -----------
   TOTAL INCOME ............................................    1,773,850
                                                              -----------
EXPENSES
Plan of distribution fee (Class A shares) ..................        1,542
Plan of distribution fee (Class B shares) ..................    1,591,706
Plan of distribution fee (Class C shares) ..................       12,780
Investment management fee ..................................    1,218,449
Transfer agent fees and expenses ...........................      181,978
Registration fees ..........................................       67,710
Professional fees ..........................................       64,689
Shareholder reports and notices ............................       43,874
Custodian fees .............................................       19,462
Organizational expenses ....................................       13,352
Other ......................................................        6,261
                                                              -----------
   TOTAL EXPENSES ..........................................    3,221,803
                                                              -----------
   NET INVESTMENT LOSS .....................................   (1,447,953)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ..........................................    8,339,076
Net change in unrealized depreciation ......................   57,237,300
                                                              -----------
   NET GAIN ................................................   65,576,376
                                                              -----------
NET INCREASE ...............................................  $64,128,423
                                                              ===========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS


                                                          FOR THE YEAR     FOR THE YEAR
                                                             ENDED             ENDED
                                                        AUGUST 31, 1999   AUGUST 31, 1998
------------------------------------------------------------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................   $ (1,447,953)    $  (1,114,437)
Net realized gain ....................................      8,339,076           489,937
Net change in unrealized appreciation/depreciation ...     57,237,300       (12,924,249)
                                                         ------------     -------------
   NET INCREASE (DECREASE) ...........................     64,128,423       (13,548,749)
                                                         ------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................             --            (2,346)
   Class B shares ....................................             --          (371,207)
   Class C shares ....................................             --            (3,451)
   Class D shares ....................................             --            (1,350)
Net realized gain
   Class A shares ....................................             --            (2,408)
   Class B shares ....................................             --          (791,200)
   Class C shares ....................................             --            (5,177)
   Class D shares ....................................             --            (1,210)
                                                         ------------     -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................             --        (1,178,349)
                                                         ------------     -------------
Net increase from transactions in shares of beneficial
  interest ...........................................      9,246,620        27,225,224
                                                         ------------     -------------
   NET INCREASE ......................................     73,375,043        12,498,126
NET ASSETS:
Beginning of period ..................................    120,407,446       107,909,320
                                                         ------------     -------------
   END OF PERIOD .....................................   $193,782,489     $ 120,407,446
                                                         ============     =============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued


utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $71,000, of which approximately $70,000 have been reimbursed. The balance

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued


was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses, (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR") and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued


In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $6,360,433 at August 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.76%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $28, $341,570 and $876, respectively and received $13,208 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1999 aggregated $137,169,717 and $126,597,218, respectively.

For the year ended August 31, 1999, the Fund incurred $33,835 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At August 31, 1999, the Fund's receivables for investments sold included unsettled trades with DWR of $404,187.

For the year ended August 31, 1999, the Fund incurred brokerage commissions of $21,100 with Morgan Stanley & Co., Inc., an affliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $500.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                   FOR THE YEAR                         FOR THE YEAR
                                                                      ENDED                                ENDED
                                                                 AUGUST 31, 1999                      AUGUST 31, 1998
                                                        ----------------------------------   ----------------------------------
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                        ---------------   ----------------   ---------------   ----------------
CLASS A SHARES
Sold ................................................          83,365      $   1,181,215            19,166      $     222,348
Reinvestment of dividends and distributions .........              --                 --               356              3,757
Redeemed ............................................         (52,594)          (727,278)          (13,425)          (161,666)
                                                              -------      -------------           -------      -------------
Net increase -- Class A .............................          30,771            453,937             6,097             64,439
                                                              -------      -------------           -------      -------------
CLASS B SHARES
Sold ................................................       4,845,409         69,690,625         4,268,628         48,133,147
Reinvestment of dividends and distributions .........              --                 --           103,104          1,088,780
Redeemed ............................................      (4,348,003)       (59,846,856)       (2,239,034)       (25,726,473)
                                                           ----------      -------------        ----------      -------------
Net increase -- Class B .............................         497,406          9,843,769         2,132,698         23,495,454
                                                           ----------      -------------        ----------      -------------
CLASS C SHARES
Sold ................................................         112,429          1,624,859            85,684            979,787
Reinvestment of dividends and distributions .........              --                 --               801              8,447
Redeemed ............................................         (29,274)          (404,672)          (18,464)          (215,453)
                                                           ----------      -------------        ----------      -------------
Net increase -- Class C .............................          83,155          1,220,187            68,021            772,781
                                                           ----------      -------------        ----------      -------------
CLASS D SHARES
Sold ................................................         115,422          1,690,861           293,504          3,408,442
Reinvestment of dividends and distributions .........              --                 --                36                384
Redeemed ............................................        (331,947)        (3,962,134)          (41,879)          (516,276)
                                                           ----------      -------------        ----------      -------------
Net increase (decrease) -- Class D ..................        (216,525)        (2,271,273)          251,661          2,892,550
                                                           ----------      -------------        ----------      -------------
Net increase in Fund ................................         394,807      $   9,246,620         2,458,477      $  27,225,224
                                                           ==========      =============        ==========      =============


6. FEDERAL INCOME TAX STATUS

At August 31, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $1,447,953.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                               FOR THE PERIOD
                                                         FOR THE YEAR        FOR THE YEAR      JULY 28, 1997*
                                                            ENDED               ENDED              THROUGH
                                                       AUGUST 31, 1999     AUGUST 31, 1998     AUGUST 31, 1997
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................   $  9.73              $10.82             $10.90
                                                           -------              ------             ------
Income (loss) from investment operations:
  Net investment income (loss) .........................     (0.05)              (0.01)              0.01
  Net realized and unrealized gain (loss) ..............      5.61               (0.96)             (0.09)
                                                           -------              ------             ------
Total income (loss) from investment operations .........      5.56               (0.97)             (0.08)
                                                           -------              ------             ------
Less dividends and distributions from:
  Net investment income ................................        --               (0.06)                --
  Net realized gain ....................................        --               (0.06)                --
                                                           -------              ------             ------
Total dividends and distributions ......................        --               (0.12)                --
                                                           -------              ------             ------
Net asset value, end of period .........................   $ 15.29              $ 9.73             $10.82
                                                           =======              ======             ======
TOTAL RETURN+ ..........................................     57.14 %             (8.98)%            (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................      1.23 %(3)           1.31 %(3)          1.89 %(2)
Net investment income (loss) ...........................     (0.14)%(3)          (0.06)%(3)          1.30 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $971                $319               $288
Portfolio turnover rate ................................        83 %                68 %               22 %(1)

-------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                           FOR THE PERIOD
                                                               FOR THE YEAR          FOR THE YEAR          APRIL 28, 1997*
                                                                  ENDED                 ENDED                  THROUGH
                                                            AUGUST 31, 1999++     AUGUST 31, 1998++       AUGUST 31, 1997**
----------------------------------------------------------------------------   -------------------   ----------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $ 9.68               $10.81                  $10.00
                                                                  ------               ------                  ------
Income (loss) from investment operations:
  Net investment income (loss) .........................           (0.12)               (0.09)                   0.04
  Net realized and unrealized gain (loss) ..............            5.53                (0.95)                   0.77
                                                                  ------               ------                  ------
Total income (loss) from investment operations .........            5.41                (1.04)                   0.81
                                                                  ------               ------                  ------
Less dividends and distributions from:
  Net investment income ................................              --                (0.03)                     --
  Net realized gain ....................................              --                (0.06)                     --
                                                                  ------               ------                  ------
Total dividends and distributions ......................              --                (0.09)                     --
                                                                  ------               ------                  ------
Net asset value, end of period .........................          $15.09               $ 9.68                  $10.81
                                                                  ======               ======                  ======
TOTAL RETURN+ ..........................................           55.89 %              (9.65)%                  8.10%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            1.99 %(4)            2.06 %(4)               2.34%(2)(3)
Net investment income (loss) ...........................           (0.90)%(4)           (0.81)%(4)               1.21%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $189,534             $116,693                $107,298
Portfolio turnover rate ................................              83 %                 68 %                    22%(1)

--------------
*      Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waved by the Investment Manager, the annualized expense and net investment income ratios would have been 2.47% and 1.08%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                 FOR THE PERIOD
                                                           FOR THE YEAR        FOR THE YEAR      JULY 28, 1997*
                                                              ENDED               ENDED              THROUGH
                                                         AUGUST 31, 1999     AUGUST 31, 1998     AUGUST 31, 1997
----------------------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $ 9.67              $10.81              $10.90
                                                             ------              ------              ------
Income (loss) from investment operations:
 Net investment income (loss) ..........................      (0.09)              (0.10)               0.01
 Net realized and unrealized gain (loss) ...............       5.54               (0.94)              (0.10)
                                                             ------              ------              ------
Total income (loss) from investment operations .........       5.45               (1.04)              (0.09)
                                                             ------              ------              ------
Less dividends and distributions from:
 Net investment income .................................         --               (0.04)                 --
 Net realized gain .....................................         --               (0.06)                 --
                                                             ------              ------              ------
Total dividends and distributions ......................         --               (0.10)                 --
                                                             ------              ------              ------
Net asset value, end of period .........................     $15.12              $ 9.67              $10.81
                                                             ======              ======              ======
TOTAL RETURN+ ..........................................      56.36 %             (9.63)%             (0.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       1.75 %(3)           2.06 %(3)           2.54 %(2)
Net investment income (loss) ...........................      (0.66)%(3)          (0.81)%(3)           0.61 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $2,723                $937                $313
Portfolio turnover rate ................................         83 %                68 %                22 %(1)

--------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                  FOR THE PERIOD
                                                            FOR THE YEAR        FOR THE YEAR      JULY 28, 1997*
                                                               ENDED               ENDED              THROUGH
                                                          AUGUST 31, 1999     AUGUST 31, 1998     AUGUST 31, 1997
-------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $ 9.74             $10.82              $10.90
                                                               ------             ------              ------
Income (loss) from investment operations:
 Net investment income .................................           --                 --                0.02
 Net realized and unrealized gain (loss) ...............         5.63              (0.95)              (0.10)
                                                               ------             ------              ------
Total income (loss) from investment operations .........         5.63              (0.95)              (0.08)
                                                               ------             ------              ------
Less dividends and distributions from:
 Net investment income .................................           --              (0.07)                 --
 Net realized gain .....................................           --              (0.06)                 --
                                                               ------             ------              ------
Total dividends and distributions ......................           --              (0.13)                 --
                                                               ------             ------              ------
Net asset value, end of period .........................       $15.37             $ 9.74              $10.82
                                                               ======             ======              ======
TOTAL RETURN+ ..........................................        57.80%             (8.81)%             (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         0.99%(3)           1.06 %(3)           1.43 %(2)
Net investment income ..................................         0.10%(3)           0.19 %(3)           1.81 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $554             $2,459                 $10
Portfolio turnover rate ................................           83%                68 %                22 %(1)

--------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Market Leader Trust (the "Fund") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 8, 1999

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                           MORGAN STANLEY
Wayne E. Hedien                                         DEAN WITTER
Dr. Manuel H. Johnson                                   MARKET LEADER
Michael E. Nugent                                       TRUST
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd Jr.
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT                                          [graphic omitted]

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center                                  ANNUAL REPORT
New York, New York 10048                                AUGUST 31, 1999



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.